Consolidated Statements of Changes in Deficit - USD ($) shares in Thousands, $ in Thousands	Total	Share capital payble	Number of Common Shares	Retained Earnings (Accumulated Deficit)	Additional Paid-In Capital	Subscriptions receivale
Balance, shares at Dec. 31, 2020			77,961
Balance, amount at Dec. 31, 2020	$ 2,145	$ 0	$ 151,722	$ (180,025)	$ 31,037	$ (589)
Statement [Line Items]
Shares issuance for cash and subscriptions, shares			3,670
Shares issuance for cash and subscriptions, amount	6,953	0	$ 7,670	0	(717)	0
Warrant issued	330	0	$ 0	0	330	0
Stock-based compensation and service fee, shares			3,915
Stock-based compensation and service fee, amount	2,603	0	$ 5,669	0	(3,066)	0
Net loss	(12,537)		0	(12,537)	0	0
Balance, amount at Dec. 31, 2021	(506)	0	$ 165,061	(192,562)	27,584	(589)
Balance, shares at Dec. 31, 2021			85,546
Statement [Line Items]
Shares issuance for cash and subscriptions, shares			3,984
Shares issuance for cash and subscriptions, amount	4,266	0	$ 4,245	0	(568)	589
Warrant issued	1,741			0	1,741
Stock-based compensation and service fee, amount	593	0	2,365	0	(1,772)	0
Net loss	(6,576)		$ 0	(6,576)	0	0
Stock-based compensation and service fee, shares			985
Balance, amount at Dec. 31, 2022	(482)	0	$ 171,671	(199,138)	26,985	0
Balance, shares at Dec. 31, 2022			90,515
Statement [Line Items]
Shares issuance for cash and subscriptions, shares			1,175
Shares issuance for cash and subscriptions, amount	1,150		$ 1,150		0	0
Warrant issued	440	0	0		440	0
Stock-based compensation and service fee, amount	3,357	3,209	35		113	0
Net loss	(8,844)		$ 0	(8,844)	0	0
Stock-based compensation and service fee, shares			850
Cancellation of accrued salary	206				206	0
Note Payable Converted into Shares, shares			1,000
Note Payable Converted into Shares, amount	1,000		$ 960		40	0
Balance, amount at Dec. 31, 2023	$ (3,173)	$ 3,209	$ 173,816	$ (207,982)	$ 27,784	$ 0
Balance, shares at Dec. 31, 2023			93,540